Note 4 - Acquisitions (Details)	3 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2014	Sep. 30, 2015 USD ($)	Oct. 20, 2015 USD ($)
Note 4 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired		10
Goodwill, Period Increase (Decrease)	$ (69,000)
Medac Asset Acquisiton [Member]
Note 4 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired			4
Business Combination, Consideration Transferred			$ 5,600,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	5,040,000		5,040,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	$ 560,000		$ 560,000
Debt Instrument, Interest Rate During Period			5.00%
Debt Instrument, Term			18 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables, Increase (Decrease)			$ 69,000
Goodwill, Period Increase (Decrease)			(69,000)
Medac Asset Acquisiton [Member] | Subsequent Event [Member]
Note 4 - Acquisitions (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents				$ 150,000
Maximum [Member] | Medac Asset Acquisiton [Member]
Note 4 - Acquisitions (Details) [Line Items]
Business Combination, Consideration Transferred			$ 5,600,000